Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,056,000
Previously Paid Amount	0.00
Total Fee Amount	352.87
Total Offset Amount	0.00
Net Fee	352.87
Narrative - Max Aggregate Offering Price	$ 4,056,000
Final Prospectus	true